Revenue and government financing for research expenditures - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended				4 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Oct. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements						€ 56,155	€ 68,974	[1]	€ 79,892
Deferred income						43,973	89,112	[2]	150,195	[2]
Sales						678	0	[1]	0
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements									31,966
Initial payment | $												$ 250,000
Revenue from contracts with customers, exercise of option	$ 100,000								87,002		$ 100,000
Revenue from contracts with customers							38,321
Receipts from co-development agreement and option agreement | $				$ 250,000
Deferred income									85,357
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements						13,418	€ 18,816		€ 15,632
Receipts from co-development agreement and option agreement	$ 24,000	€ 26,000	$ 26,000		$ 50,000
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income						€ 17,400

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.